Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Liabilities at fair value	$ 32,456	$ 11,655
Recurring
Fair Value Measurements
Liabilities at fair value		11,655	$ 11,478
Recurring | 2019 Convertible Notes
Fair Value Measurements
Liabilities at fair value		11,392	11,219
Recurring | Related Party Convertible Notes
Fair Value Measurements
Liabilities at fair value		263	259
Level 1
Fair Value Measurements
Liabilities at fair value	0	0
Level 2
Fair Value Measurements
Liabilities at fair value	0	0
Level 3
Fair Value Measurements
Liabilities at fair value	$ 32,456	11,655
Level 3 | Recurring
Fair Value Measurements
Liabilities at fair value		11,655	11,478
Level 3 | Recurring | 2019 Convertible Notes
Fair Value Measurements
Liabilities at fair value		11,392	11,219
Level 3 | Recurring | Related Party Convertible Notes
Fair Value Measurements
Liabilities at fair value		$ 263	$ 259